Warrants	6 Months Ended
Jun. 30, 2021
Chardan Healthcare Acquisition 2 Corp. [Member]
WARRANTS
NOTE 7. WARRANTS
A Warrant may be exercised only during the period (“Exercise Period”) commencing on the later to occur of (i) the completion of the Company’s initial business combination and (ii) 12 months following the closing of the Public Offering, and terminating at 5:00 p.m., New York City time, on the earlier to occur of (i) (A) five years following the completion of the Company’s initial business combination with respect to the Public Warrants, and (B) five years from the effective date of the Registration Statement with respect to the Private Warrants, and (ii) the date fixed for redemption of the Warrants as provided in Section 6 of this Warrant Agreement (“Expiration Date”). Except with respect to the right to receive the Redemption Price, each Warrant not exercised on or before the Expiration Date shall become void, and all rights thereunder and all rights in respect thereof under this Warrant Agreement shall cease at the close of business on the Expiration Date. The Company may extend the duration of the Warrants by delaying the Expiration Date; provided, however, that the Company will provide written notice of not less than 20 days to Registered Holders of such extension and that such extension shall be identical in duration among all of the then outstanding Warrants.
The Private Warrants (i) will be exercisable either for cash or on a cashless basis at the holders option, and (ii) will not be redeemable by the Company, in either case as long as the Private Warrants are held by the initial purchasers or any of their permitted transferees. The Private Warrants may not be sold, transferred, assigned, pledged or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of, the Private Warrants (or any securities underlying the

Private Warrants) for a period of three hundred sixty (360) days following the effective date of the Registration Statement to anyone other than any member participating in the Public Offering and the officers or partners thereof, if all securities so transferred remain subject to the lock-up
restriction set forth above for the remainder of the time period.
Notwithstanding any provision to the contrary contained in the Company’s Warrant Agreement, the Company shall not be required to issue any fraction of a Warrant Share in connection with the exercise of Warrants, and in any case where the Registered Holder would be entitled under the terms of the Warrants to receive a fraction of a Warrant Share upon the exercise of such Registered Holder’s Warrants, issue or cause to be issued only the largest whole number of Warrant Shares issuable on such exercise (and such fraction of a Warrant Share will be disregarded); provided, that if more than one Warrant certificate is presented for exercise at the same time by the same Registered Holder, the number of whole Warrant Shares which shall be issuable upon the exercise thereof shall be computed on the basis of the aggregate number of Warrant Shares issuable on exercise of all such Warrants.
All (and not less than all) of the outstanding Warrants may be redeemed, in whole and not in part, at the option of the Company, at any time from and after the Warrants become exercisable, and prior to their expiration, at the office of the Warrant Agent, upon the notice referred to in Section 6.2, at the price of $.01 per Warrant (“Redemption Price”); provided that the last sales price of the Common Stock has been equal to or greater than $16.00 per share (subject to adjustment for splits, dividends, recapitalizations and other similar events) (the “Redemption Trigger Price”), for any ten (10) trading days within a thirty (30) trading day period ending on the third business day prior to the date on which notice of redemption is given and provided further that there is a current registration statement in effect with respect to the shares of Common Stock underlying the Warrants for each day in the aforementioned
30-day
trading period and continuing each day thereafter until the Redemption Date. For avoidance of doubt, if and when the warrants become redeemable by the Company under this Section, the Company may exercise its redemption right, even if it is unable to register or qualify the Warrant Shares for sale under all applicable state securities laws.
As of June 30, 2021, there were 8,622,644 Public Warrants and 3,500,000 Private Placement Warrants outstanding. The Company classifies the outstanding Private Placement Warrants as warrant liabilities on the Balance Sheet in accordance with the guidance contained in ASC
815-40.
The warrant liabilities are initially measured at fair value upon the closing of the Initial Public Offering and subsequently re-measured
at each reporting period using a Black-Scholes model. For the three months ended June 30, 2021 and 2020, the Company recognized a gain (loss) in connection with changes in the fair value of warrant liabilities of $595,000 and $(35,000), respectively, within change in fair value of warrant liabilities in the condensed statements of operations. For the six months ended June 30, 2021 and 2020, the Company recognized a gain (loss) in connection with changes in the fair value of warrant liabilities of $280,000 and $(35,000), respectively, within change in fair value of warrant liabilities in the condensed statements of operations.